Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's derivative instruments on net loss
Equity forward - issued shares			$ (152,900,000)
Gain (loss) on equity derivative instruments	21,926,000	(40,157,000)	(199,797,000)
Warrants [Member] | Gain (loss) on equity derivative instruments [Member]
Company's derivative instruments on net loss
Warrants	$ 21,900,000	$ (40,100,000)	$ 46,900,000